Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of the Assets (Details)	12 Months Ended
Dec. 31, 2020
Plant and Machinery [Member] | Minimum [Member]
Property plant and equipment, useful life	3 years
Plant and Machinery [Member] | Maximum [Member]
Property plant and equipment, useful life	10 years
Fixtures, Fitting and Office Equipment [Member] | Minimum [Member]
Property plant and equipment, useful life	4 years
Fixtures, Fitting and Office Equipment [Member] | Maximum [Member]
Property plant and equipment, useful life	5 years
Land and Buildings [Member] | Minimum [Member]
Property plant and equipment, useful life	5 years
Land and Buildings [Member] | Maximum [Member]
Property plant and equipment, useful life	10 years